Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
	2014	2013

Tax based on statutory rates	$24,189	$124,751
Tax effect on realized losses on properties	—	(637,500)
Benefit of REIT distributions	(24,189)	512,749

Total tax provision	$—	$—

The components of deferred income taxes are as follows:

	2014	2013

Loan origination fees	$157,196	$118,615
Loan and bond loss provisions	468,289	390,896
Real-estate impairment	302,139	286,839
Valuation allowance	(927,624)	(796,350)

Total income tax	$—	$—